Adv B Adv C | Treasury Fund
Fund Summary Fund/Class: Treasury Fund/Advisor B (Class B), Advisor C (Class C)
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Adv B Adv C Treasury Fund	Advisor B Class		Advisor C Class
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%	[1]	1.00%	[2]
[1]	Declines over 6 years from 5.00% to 0%.
[2]	On Class C shares redeemed less than one year after purchase.

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses Adv B Adv C Treasury Fund	Advisor B Class	Advisor C Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	1.00%	1.00%
Other expenses	0.23%	0.23%
Total annual operating expenses	1.48%	1.48%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Sell All Shares
Expense Example Adv B Adv C Treasury Fund (USD $)	Advisor B Class	Advisor C Class
1 year	651	251
3 years	768	468
5 years	1,008	808
10 years	1,470	1,768

Hold Shares
Expense Example, No Redemption Adv B Adv C Treasury Fund (USD $)	Advisor B Class	Advisor C Class
1 year	151	151
3 years	468	468
5 years	808	808
10 years	1,470	1,768

Principal Investment Strategies
  Normally investing at least 80% of assets in U.S. Treasury securities and repurchase agreements for those securities.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class B:	Returns	Quarter ended
Highest Quarter Return	0.98%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2009
Year-to-Date Return	0.01%	September 30, 2013

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. For the periods ended December 31, 2012
Average Annual Total Returns Adv B Adv C Treasury Fund	Past 1 year	Past 5 years	Past 10 years
Advisor B Class	(4.99%)	(0.26%)	0.99%
Advisor C Class	(0.99%)	0.14%	0.99%